Major Non-Cash Transactions - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	$ 991,000	$ 1,036,000
Lease liabilities	991,000	1,036,000
Treasury shares	68,000	1,647,000	$ 3,252,000	$ 322,000
Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	548,000	53,000	309,000
Lease liabilities	548,000	53,000	309,000
Treasury Shares [Member] | Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Treasury shares	1,579,000	1,605,000	169,000
Unvested Restricted Shares [Member] | Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Unvested restricted shares	1,579,000	1,605,000	169,000
Unvested Share Options [Member] | Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Unvested restricted shares	$ 0	$ 0	$ 3,099,000